Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, goodwill, long-lived asset and indefinite-lived intangible asset impairment analyses, recoverability of investments in equipment and other assets on operating leases, warranty obligations, product liability accruals, sales incentive obligations, restructuring accruals, valuation of derivative instruments, valuation of deferred tax assets, obligations related to income taxes, obligations related to employee benefits and the useful lives of property and equipment.

Actual results could differ from those estimates. Future changes in economic conditions may have a significant effect on such estimates made by management. Management believes the following significant accounting policies affect its more significant estimates, judgments and assumptions used in the preparation of our consolidated financial statements.

Consolidation and Financial Statement Presentation

Consolidation and Financial Statement Presentation

The consolidated financial statements include the accounts of our subsidiaries, certain variable interest entities (“VIEs”) in which we are the primary beneficiary and other entities controlled by us. Related parties that are 20 percent to 50 percent owned and subsidiaries where control is expected to be temporary are accounted for under the equity method. All significant intercompany balances and transactions have been eliminated in consolidation.

We continually evaluate our involvement with VIEs to determine whether we have variable interests and are the primary beneficiary of the VIE. Based on our evaluation, we identified transactions with, or variable interests in, certain VIEs. The financial results of the VIEs in which we are the primary beneficiary are included in the accompanying consolidated financial statements in accordance with the accounting guidance for consolidations. Refer to Note 4, Variable Interest Entities, for additional information regarding our VIEs

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (“FASB”) issued updated guidance requiring that certain unrecognized tax benefits be recognized as offsets against the corresponding deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, unless the deferred tax asset is not available or not intended to be used at the reporting date. This guidance is effective for fiscal periods beginning after December 15, 2013, and is to be applied prospectively to unrecognized tax benefits that exist at the effective date. We will comply with this guidance as of January 1, 2014 and it will not have a material impact on our consolidated financial statements as it is consistent with our present practice.

In July 2013, the FASB issued updated guidance to allow for the inclusion of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes. This guidance is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. We adopted this guidance as of July 17, 2013, and it did not have a material impact on our consolidated financial statements.

In March 2013, the FASB issued updated guidance to clarify a parent company’s accounting for the release of the cumulative translation adjustment into income upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. This guidance is effective for fiscal periods beginning after December 15, 2013, and is to be applied prospectively to derecognition events occurring after the effective date. We will comply with this guidance as of January 1, 2014 and it will not have a material impact on our consolidated financial statements as it is consistent with our present practice.

In February 2013, the FASB issued updated guidance in relation to the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. This guidance is effective for fiscal periods beginning after December 15, 2013, and is to be applied retrospectively for all periods presented for those obligations resulting from joint and several liability arrangements that exist at the beginning of the fiscal year of adoption. We will comply with this guidance as of January 1, 2014, and it will not have a material impact on our consolidated financial statements.

In February 2013, the FASB issued updated guidance that amends the reporting of amounts reclassified out of accumulated other comprehensive income (loss) (“AOCI”). These amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the financial statement where net income is presented or in the notes to the financial statements. This guidance was effective for fiscal periods beginning after December 15, 2012, and was to be applied prospectively. We adopted this guidance as of January 1, 2013, and it did not have a material impact on our consolidated financial statements.

In October 2012, the FASB issued updated guidance on technical corrections and other revisions to various FASB codification topics. The guidance represents changes to clarify the codification, correct unintended application of the guidance or make minor improvements to the codification. The guidance also amends various codification topics to reflect the measurement and disclosure requirements of Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. Certain amendments in this guidance were effective for fiscal periods beginning after December 15, 2012, while the remainder of the amendments were effective immediately. We previously adopted the guidance that was effective immediately and adopted the remainder of the guidance as of January 1, 2013, and it did not have a material impact on our consolidated financial statements.

In December 2011, the FASB issued updated guidance which amended the disclosure requirements regarding the nature of an entity’s rights of offset and related arrangements associated with its financial instruments and derivative instruments. Under the guidance, an entity must disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. In January 2013, the FASB issued updated guidance which clarified that the 2011 amendment to the balance sheet offsetting standard does not cover transactions that are not considered part of the guidance for derivatives and hedge accounting. This guidance was effective for fiscal periods beginning on or after January 1, 2013. We adopted this guidance as of January 1, 2013, and it did not have a material impact on our consolidated financial statements.

Revenue Recognition

Revenue Recognition

Revenue for sales of vehicles and service parts is recognized when persuasive evidence of an arrangement exists, the risks and rewards of ownership have transferred to the customer, delivery has occurred or services have been rendered, the price of the transaction is fixed and determinable and collectability is reasonably assured. For vehicles, this is generally when the vehicle is released to the carrier responsible for transporting vehicles to dealers. Revenues are recognized net of discounts, including but not limited to, cash sales incentives, customer bonuses and rebates granted. Shipping and handling costs are recorded as cost of sales in the period incurred. Operating lease revenue is recognized over the contractual term of the lease on a straight-line basis.

We use price discounts to adjust vehicle pricing in response to a number of market and product factors, including: pricing actions and incentives offered by competitors, economic conditions, the amount of excess industry production capacity, the intensity of market competition, consumer demand for the product and the need to support promotional campaigns. We may offer a variety of sales incentive programs at any given point in time, including: cash offers to dealers and retail customers and subvention programs offered to retail customers or lease subsidies, which reduce the retail customer’s monthly lease payment or cash due at the inception of the financing arrangement, or both. Incentive programs are generally brand, model and region specific for a defined period of time, which may be extended.

We record the estimated cost of sales incentive programs offered to dealers and retail customers as a reduction to revenue at the time of sale to the dealer. This estimated cost represents the incentive programs offered to dealers and retail customers, as well as the expected modifications to these programs in order to facilitate sales of the dealer inventory. Subsequent adjustments to incentive programs related to vehicles previously sold to dealers are recognized as an adjustment to revenue in the period the adjustment is determinable. For the years ended December 31, 2013, 2012 and 2011, incentive expense was $9.9 billion, $8.8 billion and $7.2 billion, respectively, and is included as a reduction to Revenues, Net in the accompanying Consolidated Statements of Income.

Vehicle sales through our Guaranteed Depreciation Program (“GDP”), under which we guarantee the residual value or otherwise assume responsibility for the minimum resale value of the vehicle, are accounted for similar to an operating lease and rental income is recognized over the contractual term of the lease on a straight-line basis.

At the end of the lease term, we recognize revenue for the portion of the vehicle sales price which had not been previously recognized as rental income and recognize, in cost of sales, the remainder of the cost of the vehicle which had not been previously recognized as depreciation expense over the lease term. Cash flows associated with this program are included within Cash Flows from Operating Activities in the accompanying Consolidated Statements of Cash Flows.

We offer customers the opportunity to purchase separately-priced extended warranty and service contracts. In addition, from time to time we sell certain vehicles with a service contract included in the sales price of the vehicle. The service contract and vehicle qualified as separate units of accounting in accordance with the accounting guidance for multiple-element arrangements. The revenue from these contracts, as well as our separately-priced extended warranty and service contracts, is recorded as a component of Deferred Revenue in the accompanying Consolidated Balance Sheets at the inception of the contract and is recognized as revenue over the contract period in proportion to the costs expected to be incurred based on historical information. A loss on these contracts is recognized if the sum of the expected costs for services under the contract exceeds unearned revenue.

Cost of Sales

Cost of Sales

Cost of sales is composed of a number of expenses incurred in the manufacturing and distribution of vehicles and parts, the most significant of which is the cost of materials and components. The remaining costs principally include labor costs, consisting of direct and indirect wages and fringe benefits, as well as depreciation, amortization and transportation costs. Cost of sales also includes warranty and product-related costs, which are described below under Product-Related Costs, along with depreciation expense related to our GDP vehicles.

Share-Based Compensation

Share-Based Compensation

We have various compensation plans that provide for the granting of share-based compensation to certain employees and directors. We account for share-based compensation plans in accordance with the accounting guidance set forth for share-based payments, which requires us to recognize share-based compensation expense based on fair value. Compensation expense for equity-classified awards is measured at the grant date based on the fair value of the award using a discounted cash flow methodology. For those awards with post-vesting contingencies, we apply an adjustment to account for the probability of meeting the contingencies. Liability-classified awards are remeasured to fair value at each balance sheet date until the award is settled. Compensation expense is recognized over the employee service period with an offsetting increase to contributed capital or accrued expenses and other liabilities depending on the nature of the award. If awards contain certain performance conditions in order to vest, we recognize the cost of the award when achievement of the performance condition is probable. Costs related to plans with graded vesting are generally recognized using the graded vesting method. We record share-based compensation expense in Selling, Administrative and Other Expenses in the accompanying Consolidated Statements of Income.

Product-Related Costs

Product-Related Costs

Expenditures for research and development include material and personnel costs and are expensed as incurred. Research and development expenses, net were $2,320 million, $2,324 million and $1,674 million for the years ended December 31, 2013, 2012 and 2011, respectively. Advertising, sales promotion and other product-related costs are also expensed as incurred. For the years ended December 31, 2013, 2012 and 2011, advertising expense was $2,788 million, $2,742 million and $2,560 million, respectively, and is included in Selling, Administrative and Other Expenses in the accompanying Consolidated Statements of Income.

We periodically initiate voluntary service and recall actions to address various customer satisfaction, safety and emissions issues related to vehicles we sell. We establish reserves for product warranty obligations, including the estimated cost of these service and recall actions, when the related sale is recognized. Refer to Note 11, Accrued Expenses and Other Liabilities, for additional information related to warranty reserves. The estimated future costs of these actions are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for our vehicles. Estimates of the future costs of these actions are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action that may result in adjustments to the established reserves. Costs associated with these actions are recorded in Cost of Sales in the accompanying Consolidated Statements of Income. We reserve for estimated product liability costs arising from personal injuries alleged to be the result of product defects. The valuation of the reserve is actuarially determined at least annually and when significant events occur or there are changes in circumstances. The valuation is based on, among other factors, the number of vehicles sold and product liability claims incurred. The product liability reserve is included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. Costs associated with this reserve are recorded in Cost of Sales in the accompanying Consolidated Statements of Income and any subsequent adjustments to the product liability reserve are recorded in the period in which the adjustment is determinable.

Restructuring Actions -Exit and Disposal Activities

Restructuring Actions —Exit and Disposal Activities

We account for employee separation, exit and disposal activities in accordance with the relevant accounting guidance on these topics. Actions associated with restructuring plans include, but are not limited to, workforce reductions, capacity adjustments (plant or facility closures or permanent shift eliminations), product cancellations and international distribution network realignments. Costs associated with these actions may include, but are not limited to, employee severance, accelerated post-employment benefits, relocations, contract terminations, plant deactivations and legal claims.

Post-employment benefits accrued for workforce reductions related to restructuring activities are recorded in the period when it is probable that employees will be terminated, which generally occurs when a plan meets the following criteria and is communicated to employees: (i) management, having authority to approve the action, commits to a plan of termination, (ii) the plan identifies the number of employees to be terminated, their location and job classifications or functions, as well as the expected completion date, (iii) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated and (iv) the actions required to complete the plan indicate that it is unlikely that significant changes to the plan will occur or that the plan will be withdrawn.

Other associated costs such as relocations, contract terminations and plant deactivations are recorded when the costs are incurred. Costs associated with actions that will exceed one year are reflected on a discounted basis. Restructuring reserves are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets and are reviewed at least quarterly for adequacy and any necessary adjustments are recorded in the period the adjustment is determinable.

Income Taxes

Income Taxes

We are a limited liability company classified as a partnership entity for U.S. federal income tax purposes. As such, we are not a taxable entity for U.S. federal income tax purposes. Rather, federal taxable income or loss is included in the respective federal income tax returns of our members. However, our provision for income taxes includes foreign taxes for our corporate subsidiaries, as well as for certain U.S. states which impose income taxes upon non-corporate legal entities.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for net operating loss and tax credit carryforwards and the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are recognized if it is more likely than not that the benefit from the deferred tax asset will not be realized. In addition, current income taxes include adjustments to accruals for uncertain tax positions and related interest expense or income. Refer to Note 13, Income Taxes, for additional information related to our accounting for income taxes.

Cash and Cash Equivalents	Cash and Cash Equivalents Highly liquid investments with original maturities of three months or less at the date of purchase are classified as cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We maintain an allowance for doubtful accounts as a contra asset to our accounts receivable balances. A provision for probable losses is charged against selling, administrative and other expenses to maintain the allowance for doubtful accounts at an amount management believes represents the best estimate of probable losses related to specifically identified receivables, as well as probable losses inherent in all other receivables as of the balance sheet date. Management periodically and systematically evaluates the adequacy of the allowance for doubtful accounts by reviewing historical loss experience, delinquency statistics and other factors in the economy that are expected to have an impact on the losses incurred, in addition to specifically identified probable losses.

Inventories

Inventories

Inventories are stated at the lower of cost or market. The cost for a substantial portion of finished product inventories was determined primarily on a specific identification basis. The cost of other inventories is determined on a first-in, first-out basis. The measurement of inventories includes the costs of materials, direct labor, inbound transportation and manufacturing costs.

Property, Plant and Equipment, Net and Equipment and Other Assets on Operating Leases, Net

Property, Plant and Equipment, Net and Equipment and Other Assets on Operating Leases, Net

Property, plant and equipment and equipment and other assets on operating leases are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are generally provided using the straight-line method over the estimated useful lives of the assets. Gains and losses upon disposal of leased vehicles and adjustments to reflect impairment of the vehicles’ residual values are also included in depreciation expense. Under the terms of certain of our GDP agreements, leased vehicles are repurchased by us prior to being sold at auction. Upon our repurchase, the leased vehicle is reclassified from equipment and other assets on operating leases, net to inventory at the lower of cost or estimated fair value. Routine maintenance costs are expensed as incurred.

Residual Values

Residual Values

We have significant investments in the residual values of our vehicle lease portfolios, which are included in Equipment and Other Assets on Operating Leases, Net in the accompanying Consolidated Balance Sheets. These residual values represent estimates of the fair value of the leased assets at the end of the contract terms and are initially recorded based on industry estimates. Realization of the residual values is dependent on our future ability to market the vehicles for sale under the prevailing market conditions. Throughout the lease term, residual values are reviewed at least quarterly to determine whether the estimates of the fair value of the assets at the end of the lease terms are appropriate. To the extent the expected value of the vehicle at lease termination changes, we record adjustments to the expected residual value. Changes in the expected residual values are adjusted through additional or reduced depreciation or recognition of an impairment loss. These costs are included in Cost of Sales in the accompanying Consolidated Statements of Income. These assumptions and related additional or reduced depreciation may change based on market conditions.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets held and used (such as property, plant and equipment, and equipment and other assets on operating leases) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of an asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the carrying amount of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset or group of assets exceeds the fair value of the asset or group of assets. No impairment indicators were identified during the years ended December 31, 2013, 2012 and 2011. As such, no impairment charges were recognized during the respective periods. When long-lived assets are considered held for sale, they are recorded at the lower of carrying amount or fair value less costs to sell, and depreciation ceases.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

We account for goodwill in accordance with the accounting guidance related to intangibles and goodwill, which requires us to test goodwill for impairment at the reporting unit level at least annually and when significant events occur or there are changes in circumstances that indicate the fair value is less than the carrying amount. Such events could include, among others, a significant adverse change in the business climate, an unanticipated change in the competitive environment and a decision to change the operations of the Company. We have one operating segment, which is also our only reporting unit.

Goodwill is evaluated for impairment annually as of October 1. At our election, we can qualitatively assess whether it is more likely than not that the fair value of our reporting unit is less than its carrying value or we can perform a quantitative assessment by comparing the fair value of our reporting unit to its carrying amount, including goodwill, which is the first step of the two-step process described below. If we elect to perform the qualitative assessment and we conclude it is more likely than not that the fair value of the reporting unit is less than its carrying amount, quantitative impairment testing is required. However, if we conclude otherwise, quantitative impairment testing is not required.

When quantitative impairment testing is required as a result of the qualitative test or elected as the first assessment, goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test is to compare the fair value of our reporting unit to its carrying value. The fair value is determined by estimating the present value of expected future cash flows for the reporting unit. If the fair value of the reporting unit is greater than its carrying amount, no impairment exists and the second step of the test is not performed. If the carrying amount of the reporting unit is greater than the fair value, there is an indication that impairment may exist and the second step of the test must be completed to measure the amount of the impairment. The second step of the test calculates the implied fair value of goodwill by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit as if the reporting unit had been acquired in a business combination. The implied fair value of goodwill is then compared to the carrying value. If the implied fair value of goodwill is less than the carrying value, an impairment loss is recognized equal to the difference. No impairment losses have been recognized for the years ended December 31, 2013, 2012 and 2011.

Intangible assets that have a finite useful life are generally amortized over their respective estimated useful lives, on a straight-line basis. However, certain other finite-lived intangible assets are amortized in a manner that reflects the pattern in which the economic benefits of the intangible assets will be consumed. The estimated useful lives of the intangible assets are reviewed by management each reporting period and whenever changes in circumstances indicate that the carrying value of the assets may not be recoverable.

Other intangible assets determined to have an indefinite useful life are not amortized, but are instead tested for impairment annually. In July 2012, the FASB issued updated guidance on the annual testing of indefinite-lived intangible assets for impairment. The amendments allow an entity to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. At our election, we can qualitatively assess whether it is more likely than not that the fair value of our indefinite-lived intangible asset is less than its carrying value or we can perform a quantitative assessment by comparing the fair value of our indefinite-lived intangible asset to its carrying amount. If we elect to perform the qualitative assessment and we conclude it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if we conclude otherwise, quantitative impairment testing is not required. An impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. Management estimates fair value through various techniques including discounted cash flow models, which incorporate market based inputs, and third party independent appraisals, as considered appropriate. Management also considers current and estimated economic trends and outlook. No impairment losses have been recognized for the years ended December 31, 2013, 2012 and 2011.

Foreign Currency

Foreign Currency

The functional currency of certain of our subsidiaries, notably Mexico and Venezuela, is the U.S. Dollar (“USD”). The functional currency of our other international operations, notably our Canadian subsidiaries and international distribution centers, is the respective subsidiary’s local currency. The assets and liabilities of our foreign operations, where the functional currency is the respective subsidiary’s local currency, are translated into USD using the exchange rate in effect as of the balance sheet date. Income statement amounts are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a component of AOCI. Refer to Note 3, Accumulated Other Comprehensive Income (Loss), for additional information on translation adjustments in AOCI.

Foreign currency exchange gains and losses arising from fluctuations in currency exchange rates on transactions and the effects of remeasurement of monetary balances denominated in currencies other than the functional currency are recorded in earnings as incurred and are included in Revenues, Net in the accompanying Consolidated Statements of Income. Refer to Note 22, Venezuelan Currency Regulations and Devaluation, for additional information related to the February 2013 currency devaluation in Venezuela.

The following summarizes net foreign currency transaction gains (losses) (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Net foreign currency transaction gains (losses)	$(4)	$(144)	$91

Fair Value Measurements

Fair Value Measurements

The measurement of fair value is based on a three-tier hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level	1 —Quoted prices are available in active markets for identical assets or liabilities as of the balance sheet date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as cash and cash equivalents, restricted cash and marketable securities.

Level	2 —Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the balance sheet date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument and can be derived from observable data. Instruments in this category include commercial paper and non-exchange-traded derivatives such as over-the-counter currency and commodity forwards, swaps and option contracts.

Level	3 —Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. At each balance sheet date, we perform an analysis of all instruments subject to fair value measurement and include in Level 3 all of those whose fair value is based on significant unobservable inputs. Instruments in this category include non-exchange traded derivatives such as over-the-counter commodity option and swap contracts.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy. Transfers into and out of fair value hierarchy levels are recognized as of the balance sheet date.

Refer to Note 15, Fair Value Measurements, for a detailed discussion of the use of observable and unobservable inputs. As part of the process of measuring the fair value of liabilities, we considered the non-performance risk related to that liability, which includes our credit risk. The effect of our credit risk on the fair value of the liability may differ depending on whether the liability is an obligation to deliver cash versus goods or services, as well as the terms of the credit enhancements related to the liability.